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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY  10017-2630
                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Wendy Skjerven,          St. Paul, Minnesota,  August 12, 2010
   -------------------------------   --------------------  ---------------
           [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 25
                                        --------------------

Form 13F Information Table Value Total: 203,489
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number   Name

    01        28-29                  ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------       -----------------   ------------------------------------------

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                           FORM 13F INFORMATION TABLE

NAME OF ISSUER                      TITLE OF CLASS CUSIP     VALUE     SHARES   SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
                                                             (X$1000)  PRN/AMT  PRN CALL DSCRETN  MANAGERS SOLE    SHARED    NONE
AT&T INC                            COMM           00206R102      327    13,500 SH       SHARED                       13,500
BOARDWALK PIPELINE PARTNERS LP      COMM           096627104    9,605   319,300 SH       SHARED                      319,300
BUCKEYE PARTNERS LP                 COMM           118230101    1,151    19,500 SH       SHARED                       19,500
EL PASO PIPELINE PARTNERS LP        COMM           283702108    3,630   126,600 SH       SHARED                      126,600
ENBRIDGE ENERGY PARTNERS LP         COMM           29250R106    9,263   176,700 SH       SHARED                      176,700
ENTERPRISE PRODUCTS PARTNERS LP     COMM           293792107   27,515   777,916 SH       SHARED                      777,916
ENTROPIC COMMUNICATIONS INC         COMM           29384R105       21     3,384 SH       SHARED                        3,384
(R) FANNIE MAE                      COMM           313586109        0       101 SH       SHARED                          101
KINDER MORGAN MANAGEMENT LLC        COMM           49455U100   15,295   270,272 SH       SHARED                      270,272
MSCI INC - A                        COMM           55354G100       87     3,172 SH       SHARED                        3,172
MAGELLAN MIDSTREAM PARTNERS LP      COMM           559080106   16,648   356,100 SH       SHARED                      356,100
MARKWEST ENERGY PARTNERS LP         COMM           570759100    3,763   115,000 SH       SHARED                      115,000
NATL WESTMINSTER BK PLC SER C 7.76% PREF           638539882    7,448   400,000 SH       SHARED                      400,000
NUSTAR ENERGY LP                    COMM           67058H102    6,204   108,100 SH       SHARED                       90,100
ONEOK PARTNERS LP                   COMM           68268N103    9,933   154,500 SH       SHARED                      154,500
PLAINS ALL AMER PIPELINE LP         COMM           726503105   16,888   287,700 SH       SHARED                      287,700
PROGRESS ENERGY INC                 COMM           743263105    1,863    47,500 SH       SHARED                       47,500
ROYAL BK OF SCOTLAND PLC PFD 6.25%
 SER P                              PREF           780097762      884    80,000 SH       SHARED                       80,000
SCANA CORP                          COMM           80589M102    3,040    85,000 SH       SHARED                       85,000
SOUTHERN COMPANY                    COMM           842587107    2,230    67,000 SH       SHARED                       67,000
SPECTRA ENERGY PARTNERS LP          COMM           84756N109    1,697    50,000 SH       SHARED                       50,000
SUNOCO LOGISTICS PARTNERS LP        COMM           86764L108    6,048    84,000 SH       SHARED                       84,000
THE TRAVELERS COMPANIES INC         COMM           89417E109   39,282   797,600 SH       SOLE              797,600
VERIZON COMMUNICATIONS INC          COMM           92343V104      785    28,000 SH       SHARED                       28,000
ALTERRA CAPITAL HOLDINGS LTD        COMM           G0229R108   19,885 1,058,833 SH       SHARED                    1,058,833